Revenues (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Revenue Disaggregated by Major Product Type and by Business Unit

The following table shows our revenue disaggregated by major product type and by business unit. Our business units are reported based on the primary products that they produce and are consistent with our reportable segments (Note 27) that have revenue from contracts with customers. A business unit can have revenue from more than one commodity as it can include an operation that produces more than one product. Intra-segment revenues are accounted for at current market prices as if the sales were made to arm’s-length parties and are eliminated on consolidation.

(CAD$ in millions)	2018
	Steelmaking Coal	Copper	Zinc	Energy[1]	Total
Steelmaking coal	$6,349	$—	$—	$—	$6,349
Copper	—	2,242	—	—	2,242
Zinc	—	279	2,701	—	2,980
Blended bitumen	—	—	—	407	407
Silver	—	18	306	—	324
Lead	—	—	419	—	419
Other	—	175	318	—	493
Intra-segment	—	—	(650)	—	(650)

	$6,349	$2,714	$3,094	$407	$12,564

(CAD$ in millions)	2017 (restated)
	Steelmaking Coal	Copper	Zinc	Energy	Total
Steelmaking coal	$6,014	$—	$—	$—	$6,014
Copper	—	2,022	—	—	2,022
Zinc	—	252	2,673	—	2,925
Silver	—	16	556	—	572
Lead	—	—	570	—	570
Other	—	110	332	—	442
Intra-segment	—	—	(635)	—	(635)

	$6,014	$2,400	$3,496	$—	$11,910

Note:

1)	Includes revenue for Fort Hills from June 1, 2018 (Note 4(a)).

Summary of Revenue Disaggregated by Geographical Region

The following table shows our revenue disaggregated by geographical region. Revenues are attributed to regions based on the destination port or delivery location as designated by the customer. The 2018 results include revenue for Fort Hills from June 1, 2018.

	2018	2017
(CAD$ in millions)		(restated)
Asia
China	$2,060	$2,079
Japan	1,880	1,872
South Korea	1,515	1,352
India	981	761
Other	1,207	951
Americas
United States	1,609	1,357
Canada	932	920
Latin America	297	407
Europe
Germany	561	578
Finland	242	284
Netherlands	240	215
Other	1,040	1,134

	$12,564	$11,910